CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Accounts payable, due to related party	$ 345	$ 147
Accrued expenses and other liabilities, due to related parties	2,934	5,664
Notes payable, due to related party	16,191	16,523
Other long-term liabilities noncurrent, due to related party	$ 2,623	$ 2,416
Temporary equity, par value		$ 0.0001
Temporary equity, shares authorized		19,957,625
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	900,000,000	125,961,571
Common stock, shares issued	72,390,413	6,248,192
Common stock, shares outstanding	72,390,413	6,248,192
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	250,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Redeemable Convertible Preferred Stock
Temporary equity, par value	$ 0.0001	$ 0.0001
Temporary equity, shares authorized		51,730,762
Temporary equity, shares issued	0	48,566,655
Temporary equity, shares outstanding	0	48,566,655